OTHER COMPREHENSIVE INCOME (Details 3) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	¥ 134,619	¥ 121,742	¥ 99,513
Other comprehensive income (loss) before reclassifications	225,041	12,989
Amounts reclassified from accumulated other comprehensive income (loss)	1,079	(112)
Net current-year other comprehensive income (loss)	226,120	12,877	22,229
Balance at the end of the period	360,739	134,619	121,742
Foreign currency translation adjustments
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	42,237	26,794	1,292
Other comprehensive income (loss) before reclassifications	138,130	15,443
Net current-year other comprehensive income (loss)	138,130	15,443	25,502
Balance at the end of the period	180,367	42,237	26,794
Unrealized holding gain on securities
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	96,460	94,140	98,484
Other comprehensive income (loss) before reclassifications	89,693	2,320
Net current-year other comprehensive income (loss)	89,693	2,320	(4,344)
Balance at the end of the period	186,153	96,460	94,140
Adjustments related to retirement and severance benefits
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(4,078)	808	(263)
Other comprehensive income (loss) before reclassifications	(2,782)	(4,774)
Amounts reclassified from accumulated other comprehensive income (loss)	1,079	(112)
Net current-year other comprehensive income (loss)	(1,703)	(4,886)	1,071
Balance at the end of the period	¥ (5,781)	¥ (4,078)	¥ 808